SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS - Narratives (Details) - Options and warrants	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of options and warrants (in months)	83 months	93 months
Estimated percentage of exercisable shares on enlarged share capital (in %)	1.50%	2.30%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise period of stock options and SARs	10 years